Annual Fund Operating Expenses	Jul. 09, 2024
Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2024
Invesco MSCI EAFE Income Advantage ETF | Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.39%
Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2024
Invesco QQQ Income Advantage ETF | Invesco QQQ Income Advantage ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.29%
Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2024
Invesco S&P 500 Equal Weight Income Advantage ETF | Invesco S&P 500 Equal Weight Income Advantage ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%	[5]
Other Expenses (as a percentage of Assets):	0.00%	[6]
Net Expenses (as a percentage of Assets)	0.29%

[1]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through December 31, 2024.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through December 31, 2024.
[4]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[5]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through December 31, 2024.
[6]	“Other Expenses” are based on estimated amounts for the current fiscal year.